Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 8, 2014 TO THE PROSPECTUS

DATED FEBRUARY 28, 2014 OF:

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares S&P International Developed High Quality Portfolio

•
Effective immediately, the table in the section titled "PowerShares DWA Developed Markets Momentum Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013" on page 5 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (12/28/07)
Return Before Taxes	36.13%	16.73%	2.77%
Return After Taxes on Distributions	34.64%	16.25%	2.51%
Return After Taxes on Distributions and Sale of Fund Shares	20.63%	13.53%	2.22%
Dorsey Wright® Developed Markets Technical Leaders Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	37.73%	18.04%	3.76%
MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	22.78%	12.44%	0.28%

•
Effective immediately, the table in the section titled "PowerShares DWA Emerging Markets Momentum Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013" on page 9 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (12/28/07)
Return Before Taxes	(0.08)%	15.30%	(4.52)%
Return After Taxes on Distributions	(0.12)%	15.29%	(4.53)%
Return After Taxes on Distributions and Sale of Fund Shares	0.44%	12.55%	(3.23)%
Dorsey Wright® Emerging Markets Technical Leaders Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	0.34%	18.61%	(0.50)%
MSCI Emerging Markets IndexSM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(2.60)%	14.79%	(1.21)%

•
Effective immediately, the table in the section titled "PowerShares Emerging Markets Infrastructure Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013" on page 14 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (10/16/08)
Return Before Taxes	(10.02)%	12.51%	12.78%
Return After Taxes on Distributions	(10.24)%	12.42%	12.66%
Return After Taxes on Distributions and Sale of Fund Shares	(5.31)%	10.31%	10.53%
S-Network Emerging Infrastructure Builders IndexSM (reflects no deduction for fees, expenses or taxes)	(8.13)%	13.80%	14.65%
MSCI Emerging Markets IndexSM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(2.60)%	14.79%	13.89%

•
Effective immediately, the table in the section titled "PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013" on page 18 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (06/25/07)
Return Before Taxes	2.53%	18.80%	5.26%
Return After Taxes on Distributions	1.86%	18.08%	4.61%
Return After Taxes on Distributions and Sale of Fund Shares	2.12%	15.39%	4.15%
FTSE RAFI Developed Asia Pacific ex Japan Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	3.89%	19.65%	6.18%
MSCI Pacific ex Japan Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	5.49%	18.29%	3.70%

•
Effective immediately, the table in the section titled "PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013" on page 21 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (06/25/07)
Return Before Taxes	23.45%	12.84%	0.45%
Return After Taxes on Distributions	22.70%	12.55%	0.23%
Return After Taxes on Distributions and Sale of Fund Shares	13.83%	10.54%	0.56%
FTSE RAFI Developed ex U.S. 1000 Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	24.76%	13.44%	1.07%
MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	22.78%	12.44%	0.43%

•
Effective immediately, the table in the section titled "PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013" on page 24 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (09/27/07)
Return Before Taxes	20.84%	17.28%	3.69%
Return After Taxes on Distributions	20.26%	16.84%	3.37%
Return After Taxes on Distributions and Sale of Fund Shares	12.36%	14.15%	2.99%
FTSE RAFI Developed ex US Mid Small 1500 Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	22.25%	18.12%	4.38%
MSCI EAFE® Small Cap Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	29.30%	18.50%	2.64%

•
Effective immediately, the table in the section titled "PowerShares FTSE RAFI Emerging Markets Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013" on page 28 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (09/27/07)
Return Before Taxes	(7.65)%	10.55%	(1.71)%
Return After Taxes on Distributions	(8.02)%	10.46%	(1.81)%
Return After Taxes on Distributions and Sale of Fund Shares	(3.58)%	8.82%	(0.96)%
FTSE RAFI Emerging Markets Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(7.12)%	13.38%	(0.13)%
MSCI Emerging Markets IndexSM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(2.60)%	14.79%	(0.56)%

•
Effective immediately, the table in the section titled "PowerShares Global Agriculture Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013" on page 32 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (09/18/08)
Return Before Taxes	(0.78)%	13.69%	4.83%
Return After Taxes on Distributions	(1.00)%	13.60%	4.76%
Return After Taxes on Distributions and Sale of Fund Shares	0.04%	11.18%	3.92%
NASDAQ OMX Global Agriculture IndexSM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(0.58)%	14.27%	5.43%

•
Effective immediately, the table in the section titled "PowerShares S&P International Developed High Quality Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013" on page 47 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (06/13/07)
Return Before Taxes	16.86%	14.55%	(1.49)%
Return After Taxes on Distributions	16.64%	14.43%	(1.53)%
Return After Taxes on Distributions and Sale of Fund Shares	10.18%	12.09%	(0.81)%
S&P International Developed High Quality Rankings Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)(1)	18.13%	N/A	N/A
Blended—S&P International Developed High Quality Rankings Index(2) (reflects no deduction for fees, expenses or taxes)	18.13%	15.70%	(0.21)%
MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	22.78%	12.44%	0.70%

PowerShares DWA Developed Markets Momentum Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 8, 2014 TO THE PROSPECTUS

DATED FEBRUARY 28, 2014 OF:

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares S&P International Developed High Quality Portfolio

•
Effective immediately, the table in the section titled "PowerShares DWA Developed Markets Momentum Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013" on page 5 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (12/28/07)
Return Before Taxes	36.13%	16.73%	2.77%
Return After Taxes on Distributions	34.64%	16.25%	2.51%
Return After Taxes on Distributions and Sale of Fund Shares	20.63%	13.53%	2.22%
Dorsey Wright® Developed Markets Technical Leaders Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	37.73%	18.04%	3.76%
MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	22.78%	12.44%	0.28%

PowerShares DWA Developed Markets Momentum Portfolio | PowerShares DWA Developed Markets Momentum Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	36.13%
5 Years	rr_AverageAnnualReturnYear05	16.73%
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2007
PowerShares DWA Developed Markets Momentum Portfolio | Return After Taxes on Distributions | PowerShares DWA Developed Markets Momentum Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.64%
5 Years	rr_AverageAnnualReturnYear05	16.25%
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2007
PowerShares DWA Developed Markets Momentum Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | PowerShares DWA Developed Markets Momentum Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.63%
5 Years	rr_AverageAnnualReturnYear05	13.53%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2007
PowerShares DWA Developed Markets Momentum Portfolio | Dorsey Wright® Developed Markets Technical Leaders Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.73%
5 Years	rr_AverageAnnualReturnYear05	18.04%
Since Inception	rr_AverageAnnualReturnSinceInception	3.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2007
PowerShares DWA Developed Markets Momentum Portfolio | MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.78%
5 Years	rr_AverageAnnualReturnYear05	12.44%
Since Inception	rr_AverageAnnualReturnSinceInception	0.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2007
PowerShares DWA Emerging Markets Momentum Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 8, 2014 TO THE PROSPECTUS

DATED FEBRUARY 28, 2014 OF:

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares S&P International Developed High Quality Portfolio

•
Effective immediately, the table in the section titled "PowerShares DWA Emerging Markets Momentum Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013" on page 9 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (12/28/07)
Return Before Taxes	(0.08)%	15.30%	(4.52)%
Return After Taxes on Distributions	(0.12)%	15.29%	(4.53)%
Return After Taxes on Distributions and Sale of Fund Shares	0.44%	12.55%	(3.23)%
Dorsey Wright® Emerging Markets Technical Leaders Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	0.34%	18.61%	(0.50)%
MSCI Emerging Markets IndexSM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(2.60)%	14.79%	(1.21)%

PowerShares DWA Emerging Markets Momentum Portfolio | PowerShares DWA Emerging Markets Momentum Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.08%)
5 Years	rr_AverageAnnualReturnYear05	15.30%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.52%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2007
PowerShares DWA Emerging Markets Momentum Portfolio | Return After Taxes on Distributions | PowerShares DWA Emerging Markets Momentum Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.12%)
5 Years	rr_AverageAnnualReturnYear05	15.29%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2007
PowerShares DWA Emerging Markets Momentum Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | PowerShares DWA Emerging Markets Momentum Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.44%
5 Years	rr_AverageAnnualReturnYear05	12.55%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.23%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2007
PowerShares DWA Emerging Markets Momentum Portfolio | Dorsey Wright® Emerging Markets Technical Leaders Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.34%
5 Years	rr_AverageAnnualReturnYear05	18.61%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.50%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2007
PowerShares DWA Emerging Markets Momentum Portfolio | MSCI Emerging Markets Index℠ (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.60%)
5 Years	rr_AverageAnnualReturnYear05	14.79%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2007
PowerShares Emerging Markets Infrastructure Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 8, 2014 TO THE PROSPECTUS

DATED FEBRUARY 28, 2014 OF:

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares S&P International Developed High Quality Portfolio

•
Effective immediately, the table in the section titled "PowerShares Emerging Markets Infrastructure Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013" on page 14 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (10/16/08)
Return Before Taxes	(10.02)%	12.51%	12.78%
Return After Taxes on Distributions	(10.24)%	12.42%	12.66%
Return After Taxes on Distributions and Sale of Fund Shares	(5.31)%	10.31%	10.53%
S-Network Emerging Infrastructure Builders IndexSM (reflects no deduction for fees, expenses or taxes)	(8.13)%	13.80%	14.65%
MSCI Emerging Markets IndexSM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(2.60)%	14.79%	13.89%

PowerShares Emerging Markets Infrastructure Portfolio | PowerShares Emerging Markets Infrastructure Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.02%)
5 Years	rr_AverageAnnualReturnYear05	12.51%
Since Inception	rr_AverageAnnualReturnSinceInception	12.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 16, 2008
PowerShares Emerging Markets Infrastructure Portfolio | Return After Taxes on Distributions | PowerShares Emerging Markets Infrastructure Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.24%)
5 Years	rr_AverageAnnualReturnYear05	12.42%
Since Inception	rr_AverageAnnualReturnSinceInception	12.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 16, 2008
PowerShares Emerging Markets Infrastructure Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | PowerShares Emerging Markets Infrastructure Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.31%)
5 Years	rr_AverageAnnualReturnYear05	10.31%
Since Inception	rr_AverageAnnualReturnSinceInception	10.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 16, 2008
PowerShares Emerging Markets Infrastructure Portfolio | S-Network Emerging Infrastructure Builders Index℠ (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.13%)
5 Years	rr_AverageAnnualReturnYear05	13.80%
Since Inception	rr_AverageAnnualReturnSinceInception	14.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 16, 2008
PowerShares Emerging Markets Infrastructure Portfolio | MSCI Emerging Markets Index℠ (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.60%)
5 Years	rr_AverageAnnualReturnYear05	14.79%
Since Inception	rr_AverageAnnualReturnSinceInception	13.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 16, 2008
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 8, 2014 TO THE PROSPECTUS

DATED FEBRUARY 28, 2014 OF:

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares S&P International Developed High Quality Portfolio

•
Effective immediately, the table in the section titled "PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013" on page 18 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (06/25/07)
Return Before Taxes	2.53%	18.80%	5.26%
Return After Taxes on Distributions	1.86%	18.08%	4.61%
Return After Taxes on Distributions and Sale of Fund Shares	2.12%	15.39%	4.15%
FTSE RAFI Developed Asia Pacific ex Japan Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	3.89%	19.65%	6.18%
MSCI Pacific ex Japan Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	5.49%	18.29%	3.70%

Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio | Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.53%
5 Years	rr_AverageAnnualReturnYear05	18.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2007
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio | Return After Taxes on Distributions | Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.86%
5 Years	rr_AverageAnnualReturnYear05	18.08%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2007
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.12%
5 Years	rr_AverageAnnualReturnYear05	15.39%
Since Inception	rr_AverageAnnualReturnSinceInception	4.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2007
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio | FTSE RAFI Developed Asia Pacific ex Japan Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	19.65%
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2007
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio | MSCI Pacific ex Japan Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.49%
5 Years	rr_AverageAnnualReturnYear05	18.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 8, 2014 TO THE PROSPECTUS

DATED FEBRUARY 28, 2014 OF:

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares S&P International Developed High Quality Portfolio

•
Effective immediately, the table in the section titled "PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013" on page 21 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (06/25/07)
Return Before Taxes	23.45%	12.84%	0.45%
Return After Taxes on Distributions	22.70%	12.55%	0.23%
Return After Taxes on Distributions and Sale of Fund Shares	13.83%	10.54%	0.56%
FTSE RAFI Developed ex U.S. 1000 Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	24.76%	13.44%	1.07%
MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	22.78%	12.44%	0.43%

Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.45%
5 Years	rr_AverageAnnualReturnYear05	12.84%
Since Inception	rr_AverageAnnualReturnSinceInception	0.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio | Return After Taxes on Distributions | Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.70%
5 Years	rr_AverageAnnualReturnYear05	12.55%
Since Inception	rr_AverageAnnualReturnSinceInception	0.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.83%
5 Years	rr_AverageAnnualReturnYear05	10.54%
Since Inception	rr_AverageAnnualReturnSinceInception	0.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio | FTSE RAFI Developed ex U.S. 1000 Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.76%
5 Years	rr_AverageAnnualReturnYear05	13.44%
Since Inception	rr_AverageAnnualReturnSinceInception	1.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio | MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.78%
5 Years	rr_AverageAnnualReturnYear05	12.44%
Since Inception	rr_AverageAnnualReturnSinceInception	0.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 8, 2014 TO THE PROSPECTUS

DATED FEBRUARY 28, 2014 OF:

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares S&P International Developed High Quality Portfolio

•
Effective immediately, the table in the section titled "PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013" on page 24 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (09/27/07)
Return Before Taxes	20.84%	17.28%	3.69%
Return After Taxes on Distributions	20.26%	16.84%	3.37%
Return After Taxes on Distributions and Sale of Fund Shares	12.36%	14.15%	2.99%
FTSE RAFI Developed ex US Mid Small 1500 Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	22.25%	18.12%	4.38%
MSCI EAFE® Small Cap Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	29.30%	18.50%	2.64%

Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.84%
5 Years	rr_AverageAnnualReturnYear05	17.28%
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio | Return After Taxes on Distributions | Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.26%
5 Years	rr_AverageAnnualReturnYear05	16.84%
Since Inception	rr_AverageAnnualReturnSinceInception	3.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.36%
5 Years	rr_AverageAnnualReturnYear05	14.15%
Since Inception	rr_AverageAnnualReturnSinceInception	2.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio | FTSE RAFI Developed ex US Mid Small 1500 Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.25%
5 Years	rr_AverageAnnualReturnYear05	18.12%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2007
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio | MSCI EAFE® Small Cap Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.30%
5 Years	rr_AverageAnnualReturnYear05	18.50%
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2007
Powershares FTSE RAFI Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 8, 2014 TO THE PROSPECTUS

DATED FEBRUARY 28, 2014 OF:

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares S&P International Developed High Quality Portfolio

•
Effective immediately, the table in the section titled "PowerShares FTSE RAFI Emerging Markets Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013" on page 28 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (09/27/07)
Return Before Taxes	(7.65)%	10.55%	(1.71)%
Return After Taxes on Distributions	(8.02)%	10.46%	(1.81)%
Return After Taxes on Distributions and Sale of Fund Shares	(3.58)%	8.82%	(0.96)%
FTSE RAFI Emerging Markets Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(7.12)%	13.38%	(0.13)%
MSCI Emerging Markets IndexSM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(2.60)%	14.79%	(0.56)%

Powershares FTSE RAFI Emerging Markets Portfolio | Powershares FTSE RAFI Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.65%)
5 Years	rr_AverageAnnualReturnYear05	10.55%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2007
Powershares FTSE RAFI Emerging Markets Portfolio | Return After Taxes on Distributions | Powershares FTSE RAFI Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.02%)
5 Years	rr_AverageAnnualReturnYear05	10.46%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.81%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2007
Powershares FTSE RAFI Emerging Markets Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Powershares FTSE RAFI Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.58%)
5 Years	rr_AverageAnnualReturnYear05	8.82%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.96%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2007
Powershares FTSE RAFI Emerging Markets Portfolio | FTSE RAFI Emerging Markets Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.12%)
5 Years	rr_AverageAnnualReturnYear05	13.38%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.13%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2007
Powershares FTSE RAFI Emerging Markets Portfolio | MSCI Emerging Markets Index℠ (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.60%)
5 Years	rr_AverageAnnualReturnYear05	14.79%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2007
PowerShares Global Agriculture Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 8, 2014 TO THE PROSPECTUS

DATED FEBRUARY 28, 2014 OF:

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares S&P International Developed High Quality Portfolio

•
Effective immediately, the table in the section titled "PowerShares Global Agriculture Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013" on page 32 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (09/18/08)
Return Before Taxes	(0.78)%	13.69%	4.83%
Return After Taxes on Distributions	(1.00)%	13.60%	4.76%
Return After Taxes on Distributions and Sale of Fund Shares	0.04%	11.18%	3.92%
NASDAQ OMX Global Agriculture IndexSM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(0.58)%	14.27%	5.43%

PowerShares Global Agriculture Portfolio | PowerShares Global Agriculture Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.78%)
5 Years	rr_AverageAnnualReturnYear05	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	4.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2008
PowerShares Global Agriculture Portfolio | Return After Taxes on Distributions | PowerShares Global Agriculture Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.00%)
5 Years	rr_AverageAnnualReturnYear05	13.60%
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2008
PowerShares Global Agriculture Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | PowerShares Global Agriculture Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.04%
5 Years	rr_AverageAnnualReturnYear05	11.18%
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2008
PowerShares Global Agriculture Portfolio | NASDAQ OMX Global Agriculture Index℠ (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.58%)
5 Years	rr_AverageAnnualReturnYear05	14.27%
Since Inception	rr_AverageAnnualReturnSinceInception	5.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2008
PowerShares S&P International Developed High Quality Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 8, 2014 TO THE PROSPECTUS

DATED FEBRUARY 28, 2014 OF:

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares S&P International Developed High Quality Portfolio

•
Effective immediately, the table in the section titled "PowerShares S&P International Developed High Quality Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013" on page 47 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (06/13/07)
Return Before Taxes	16.86%	14.55%	(1.49)%
Return After Taxes on Distributions	16.64%	14.43%	(1.53)%
Return After Taxes on Distributions and Sale of Fund Shares	10.18%	12.09%	(0.81)%
S&P International Developed High Quality Rankings Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)(1)	18.13%	N/A	N/A
Blended—S&P International Developed High Quality Rankings Index(2) (reflects no deduction for fees, expenses or taxes)	18.13%	15.70%	(0.21)%
MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	22.78%	12.44%	0.70%

PowerShares S&P International Developed High Quality Portfolio | PowerShares S&P International Developed High Quality Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.86%
5 Years	rr_AverageAnnualReturnYear05	14.55%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.49%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 13, 2007
PowerShares S&P International Developed High Quality Portfolio | Return After Taxes on Distributions | PowerShares S&P International Developed High Quality Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.64%
5 Years	rr_AverageAnnualReturnYear05	14.43%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 13, 2007
PowerShares S&P International Developed High Quality Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | PowerShares S&P International Developed High Quality Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.18%
5 Years	rr_AverageAnnualReturnYear05	12.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.81%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 13, 2007
PowerShares S&P International Developed High Quality Portfolio | S&P International Developed High Quality Rankings Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.13%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 13, 2007
PowerShares S&P International Developed High Quality Portfolio | Blended—S&P International Developed High Quality Rankings Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.13%
5 Years	rr_AverageAnnualReturnYear05	15.70%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 13, 2007
PowerShares S&P International Developed High Quality Portfolio | MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.78%
5 Years	rr_AverageAnnualReturnYear05	12.44%
Since Inception	rr_AverageAnnualReturnSinceInception	0.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 13, 2007